Deferred Income - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2009 CNY (¥)
Disclosure of deferred income [line items]
Government subsidy received				¥ 15,000,000,000
Deferred income useful live	20 years
Non-current deferred income	¥ 5,310,000	$ 814	¥ 6,106,000
Current deferred income	¥ 796,000	$ 122	¥ 796,000
Scenario [member]
Disclosure of deferred income [line items]
Government subsidy received				¥ 15,000,000